Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,710,000.00
Total Fee Amount	5,207.75
Total Offset Amount	0.00
Net Fee	$ 5,207.75
Offering Table N/A
Offset Table N/A	N/A